Share Capital and Other Reserves (Details)							6 Months Ended				12 Months Ended
	Sep. 18, 2025 $ / shares	Jun. 17, 2025 EUR (€)	Jun. 17, 2025 USD ($) $ / shares shares	Aug. 30, 2024 shares	May 31, 2023 shares	Oct. 26, 2022 shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
Share Capital and Other Reserves [Line Items]
Number of share, par value (in Dollars per share) | $ / shares								$ 6.75
Shares issued				5,000
Granted share awards									30,000	30,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.05
Surrender shares				25,000
Unrecognized expense							€ 248,865	$ 271,947
Reverse share split price (in Dollars per share) | $ / shares								$ 0.005
Exercisable per share (in Dollars per share) | $ / shares												$ 20
Description Of Expected Term Share Options Granted											7 years	7 years
Valuation options totaling											€ 638,688	$ 697,319
Share options (in Euro) | €							€ 85,158		€ 85,158
Shares issued							10,500	10,500
Exercise price per share (in Dollars per share) | $ / shares												$ 50
Warrant liability (in Euro) | €											€ 198,209
Option pricing model (in Euro) | €							€ 25,469		51,364
Other income (expenses) (in Euro) | €							23,077		€ 19,389
Black scholes option pricing (in Euro) | €							€ 40,139
Expected dividend							0.00%	0.00%
Percentage of exercise price granted option						100.00%
Percentage of fair market value						10.00%
ShareholdersPercentage						10.00%
Exercisable period						10 years
Granted period						5 years
Class A Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares								5,000,000
Number of share, par value (in Dollars per share) | $ / shares								$ 0.05
Ordinary shares votes per share							ten	ten
Shares issued								1,170,000
Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares			207,407			2,000,000		25,000,000
Number of share, par value (in Dollars per share) | $ / shares	$ 9		$ 6.75					$ 0.05
Ordinary shares votes per share							one	one
Shares issued			0.05					131,821
Adjusted ordinary shares			2,074,074
Nominal value of reverse share split (in Dollars per share) | $ / shares			$ 0.005
Aggregate proceeds		€ 1,219,620	$ 1,400,000
Offering price per share (in Dollars per share) | $ / shares	$ 61,505,516
Granted share awards				30,000			1,710,000	1,710,000	1,065,000	1,065,000
Ordinary shares par value (in Dollars per share) | $ / shares										$ 0.005
Number of shares received								50,000
Weighted average share price, share options granted (in Euro per share) | € / shares							€ 6.49
Number of shares award vested									71,500	71,500
Warrant to purchase period							5 years	5 years
Shares issued							200,000	200,000
RSUs [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Granted share awards							171,000	171,000	106,500	106,500
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.005
Shares Issued for Services [Member]
Share Capital and Other Reserves [Line Items]
General and administrative expenses							€ 920,398	$ 1,005,766	€ 785,406	$ 843,448
Shares Issued for Services [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued								131,000
Service-based vesting of shares								40,000
Warrants [Member]
Share Capital and Other Reserves [Line Items]
Purchase of options and cancelled					5,000
Warrants to purchase													25,000
Warrants purchase price per share (in Dollars per share) | $ / shares													$ 2
Warrants [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Number of share, par value (in Dollars per share) | $ / shares								$ 0.05
Granted share awards							250,000	250,000
Granted options to purchase							25,000	25,000
Warrants [Member] | RSUs [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares										$ 0.05
Warrants [Member]
Share Capital and Other Reserves [Line Items]
Number of share, par value (in Dollars per share) | $ / shares								$ 0.005
Granted share awards							105,000	105,000
Warrants to purchase											3,815	3,815	10,500
Warrants purchase price per share (in Dollars per share) | $ / shares												$ 50	$ 50
Expected dividend							0.00%	0.00%
First Anniversary grant [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Service-based vesting of shares									5,000	5,000
Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares								30,000,000
Number of share, par value (in Dollars per share) | $ / shares								$ 0.05
Preferred Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares								50,000,000
Number of share, par value (in Dollars per share) | $ / shares								$ 0.005
Series A Preferred Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares								10,000,000
Number of share, par value (in Dollars per share) | $ / shares								$ 0.005
Aggregate proceeds							€ 795,222	$ 932,000
Series A Preferred Shares [Member] | Warrants [Member]
Share Capital and Other Reserves [Line Items]
Warrants to purchase							1,305	1,305
Warrants purchase price per share (in Dollars per share) | $ / shares								$ 50
Series A Preferred Shares [Member] | Private Placement Agreements [Member]
Share Capital and Other Reserves [Line Items]
Number of share, par value (in Dollars per share) | $ / shares								$ 5
Shares issued								186,400
Series B Preferred Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares								2,500,000
Number of share, par value (in Dollars per share) | $ / shares								$ 0.005
Aggregate proceeds							€ 190,709	$ 223,511
Offering shares								41,391
Offering price per share (in Dollars per share) | $ / shares								$ 5.4
Number of shares underlying percentage							10.00%	10.00%
Price per share (in Dollars per share) | $ / shares								$ 13.5
Net proceeds							€ 169,688	$ 200,540
Conversion of shares								8
Purchase of shares							3,311	3,311
Series B Preferred Stock Offering – Units [Member] | Warrants [Member]
Share Capital and Other Reserves [Line Items]
Warrants to purchase							3,311	3,311
Warrants purchase price per share (in Dollars per share) | $ / shares								$ 13.5
Series B Preferred Stock Offering - Other [Member] | Warrants [Member]
Share Capital and Other Reserves [Line Items]
Warrants to purchase							290	290
Warrants purchase price per share (in Dollars per share) | $ / shares								$ 54
2022 Equity Incentive Plan [Member]
Share Capital and Other Reserves [Line Items]
Percentage of fair market value						110.00%